Legacy Class and Institutional Class [Member] Investment Objectives and Goals - Legacy Class and Institutional Class - MERIDIAN GROWTH FUND	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY MERIDIAN GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MERIDIAN GROWTH FUND seeks long-term growth of capital.